Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Other comprehensive income/(loss), tax expense (benefit)	$ 106	$ (18)	$ (197)	$ 50	$ 796